Federally Assisted Acquisitions	12 Months Ended
Sep. 30, 2012
Federally Assisted Acquisitions

Note 3: Federally Assisted Acquisitions

Neighborhood Community Bank

On June 26, 2009, the Bank purchased substantially all of the assets and assumed substantially all the liabilities of Neighborhood Community Bank from the FDIC, as Receiver of NCB. NCB operated four commercial banking branches primarily within the Newnan, Georgia area. The FDIC took NCB under receivership upon its closure by the Georgia Department of Banking and Finance. The Bank’s bid to purchase NCB included the purchase of substantially all NCB’s assets at a discount of $26,900,000 in exchange for assuming certain NCB deposits and certain other liabilities. No cash, deposit premium or other consideration was paid by the Bank. The Bank and the FDIC entered into loss sharing agreements regarding future losses incurred on loans and other real estate acquired through foreclosure existing at the acquisition date. Under the terms of the loss sharing agreements, the FDIC will reimburse the Bank for 80 percent of net losses on covered assets incurred up to $82,000,000, and 95 percent of net losses exceeding $82,000,000. The term for loss sharing on residential real estate loans is ten years, while the term for loss sharing on non-residential real estate loans is five years in respect to losses and eight years in respect to loss recoveries. As a result of the loss sharing agreements with the FDIC, the Bank recorded a receivable of $49,991,245 at the time of acquisition. As of September 30, 2012, the Bank has submitted $77,320,746, in cumulative net losses to the FDIC under the loss-sharing agreements of which $61,856,597 is reimbursable.

McIntosh Commercial Bank

On March 26, 2010, the Bank purchased substantially all of the assets and assumed substantially all the liabilities of McIntosh Commercial Bank (MCB) from the FDIC, as Receiver of MCB. MCB operated four commercial banking branches and was headquartered in Carrollton, Georgia. The FDIC took MCB under receivership upon its closure by the Georgia Department of Banking and Finance. The Bank’s bid to purchase MCB included the purchase of substantially all MCB’s assets at a discount of $53,000,000 in exchange for assuming certain MCB deposits and certain other liabilities. No cash, deposit premium or other consideration was paid by the Bank. The Bank and the FDIC entered into loss sharing agreements regarding future losses incurred on loans and other real estate acquired through foreclosure existing at the acquisition date. Under the terms of the loss sharing agreements, the FDIC will reimburse the Bank for 80 percent of net losses on covered assets incurred up to $106,000,000, and 95 percent of net losses exceeding $106,000,000. The term for loss sharing on residential real estate loans is ten years, while the term of for loss sharing on non-residential real estate loans is five years in respect to losses and eight years in respect to loss recoveries. As a result of the loss sharing agreements with the FDIC, the Bank recorded a receivable of $108,252,007 at the time of acquisition. As of September 30, 2012, the Bank has submitted $130,225,904 in net cumulative losses to the FDIC under the loss-sharing agreements of which $107,814,609 is reimbursable.

The acquisition of MCB was accounted for under the acquisition method of accounting. The statement of net assets acquired and the resulting acquisition date purchase gain is presented in the following table. As explained in the explanatory notes that accompany the following table, the purchased assets, assumed liabilities and identifiable intangible assets were recorded at the acquisition date fair value.

For the quarter ended March 31, 2010 and the year ended September 30, 2010, the Company retrospectively lowered the bargain purchase gain recognized on the purchase of MCB from $15.6 million to $9.3 million. This was required by FASB ASC 805, “Business Combinations,” when, subsequent to the acquisition date, the Company obtained third-party appraisals and other valuations for the majority of MCB’s collateral-dependent problem loans and foreclosed real estate indicating, overall, that the appraised values were lower than the Company’s original estimates made as of the acquisition date. Such revisions to initial fair value estimates were determined to relate to facts and circumstances that existed at the acquisition date. Any information obtained after the acquisition date that is not about facts and circumstances that existed at the applicable acquisition date that affect estimated covered asset fair values are reflected as a provision for loan losses regardless of whether it was ascertained within a one-year measurement period following the acquisition date. Any losses beyond the revised estimate, should they occur, would be covered by the FDIC at the 95% reimbursement rate provided in the loss share agreement with the FDIC.

The application of the acquisition method of accounting resulted in a pre-tax bargain purchase gain of $9,342,816 for the year ended September 30, 2010 which was included in noninterest income. The amount of the gain is equal to the excess of the fair value of the recorded assets acquired over the fair value of liabilities assumed.

The following table presents the assets acquired and liabilities assumed, as recorded by MCB on the acquisition date and as adjusted for purchase accounting adjustments.

	As recorded by MCB		Fair value adjustments		As recorded by CharterBank
Assets
Cash and due from banks	$32,285,757		$36,629,236	(a)	$68,914,993
FHLB and other bank stock	1,321,710		(200,410	)(b)	1,121,300
Mortgage-backed securities	24,744,318		(75,028	)(c)	24,669,290
Loans	207,644,252		(110,645,341	)(d)	96,998,911
Other real estate owned	55,267,968		(40,136,424	)(e)	15,131,544
FDIC receivable for loss sharing agreements	—		108,252,007	(f)	108,252,007
Core deposit intangible	—		258,811	(g)	258,811
Other assets	1,313,923		(427,702	)(h)	886,221

Total assets	$322,577,928		$(6,344,851)		$316,233,077

Liabilities
Deposits:
Noninterest-bearing	$5,443,673		$—		$5,443,673
Interest-bearing	289,862,953		683,100	(i)	290,546,053

Total deposits	295,306,626		683,100		295,989,726
FHLB advance and other borrowings	9,491,486		—		9,491,486
Deferred tax liability	—		3,737,126	(j)	3,737,126
Other liabilities	1,409,048		—		1,409,048

Total liabilities	306,207,160		4,420,226		310,627,386

Excess of assets acquired over liabilities assumed	$16,370,768	(k)

Aggregate fair value adjustments			$(10,765,077)

Net assets of MCB acquired					$5,605,691

Explanation of fair value adjustments

(a) – Adjustment reflects the initial wire received from the FDIC on the acquisition date.

(b) – Adjustment reflects the estimated fair value of other bank stock.

(c) – Adjustment reflects fair value adjustments based on the Bank’s evaluation of the acquired mortgage-backed securities portfolio.

(d) – Adjustment reflects fair value adjustments based on the Bank’s evaluation of the acquired loan portfolio. The fair value adjustment includes adjustments for estimated credit losses, liquidity and servicing costs.

(e) – Adjustment reflects the estimated other real estate owned losses based on the Bank’s evaluation of the acquired other real estate owned portfolio.

(f) – Adjustment reflects the estimated fair value of payments the Bank will receive from the FDIC under loss sharing agreements. The receivable was recorded at present value of the estimated cash flows using an average discount rate of one and a half percent.

(g) – Adjustment reflects fair value adjustments to record the estimated core deposit intangible.

(h) – Adjustment reflects fair value adjustments to record certain other assets acquired in this transaction.

(i) – Adjustment reflects fair value adjustments based on the Bank’s evaluation of the acquired time deposit portfolio.

(j) – Adjustment reflects differences between the financial statement and tax bases of assets acquired and liabilities assumed.

(k) – Amount represents the excess of assets acquired over liabilities assumed and since the asset discount bid by CharterBank of $53 million exceeded this amount, the difference resulted in a cash settlement with the FDIC on the acquisition date.

Results of operations for MCB prior to the acquisition date are not included in the income statement for the year ended September 30, 2010. Due to the significant amount of fair value adjustments, the resulting accretion of those fair value adjustments and the protection resulting from the FDIC loss sharing agreements, historical results of MCB are not relevant to the Bank’s results of operations. Therefore, no pro forma information is presented.

Accounting standards prohibit carrying over an allowance for loan losses for impaired loans purchased in the MCB FDIC-assisted acquisition transaction. On the acquisition date, the preliminary estimate of the contractually required principal payments receivable for all impaired loans acquired in the MCB acquisition were $136,860,724 and the estimated fair value of the loans were $50,415,463. At such date, the Company established a credit risk related non-accretable discount (a discount representing amounts which are not expected to be collected from the customer nor liquidation of collateral) of $73,841,461 relating to these impaired loans, reflected in the recorded net fair value. Such amount is reflected as a non-accretable fair value adjustment to loans and a portion is also reflected in a receivable from the FDIC. The Company further estimated the timing and amount of expected cash flows in excess of the estimated fair value and established an accretable discount of $12,603,800 on the acquisition date relating to these impaired loans.

On the acquisition date, the preliminary estimate of the contractually required principal payments receivable for all other loans acquired in the acquisition was $70,783,528 and the estimated fair value of the loans were $46,583,448. At such date, the Company established a credit risk related non-accretable discount of $18,896,737 on these loans representing amounts which are not expected to be collected from the customer nor liquidation of collateral. In its estimate of cash flows for such loans, the Company also recorded an accretable discount of $5,303,343 relating to these other loans which will be recognized on a level yield basis over the life of the loans, representing periods up to sixty months, because accretable yield represents cash flows expected to be collected.

At the time of acquisition, the Company also recorded a net FDIC receivable of $108,252,007, representing FDIC indemnification under loss sharing agreements for covered loans and other real estate. Such receivable has been discounted by $1,677,938 for the expected timing of receipt of these cash flows.

The First National Bank of Florida

On September 9, 2011, the Bank purchased substantially all of the assets and assumed substantially all the liabilities of The First National Bank of Florida (FNB) from the FDIC, as Receiver of FNB. FNB operated eight commercial banking branches and was headquartered in Milton, Florida. The FDIC took FNB under receivership upon its closure by the Office of the Comptroller of the Currency. The Bank’s bid to purchase FNB included the purchase of substantially all FNB’s assets at a discount of $28,000,000 in exchange for assuming all FNB deposits and certain other liabilities. No cash, deposit premium or other consideration was paid by the Bank. The Bank and the FDIC entered into loss sharing agreements regarding future losses incurred on loans and other real estate acquired through foreclosure existing at the acquisition date. Under the terms of the loss sharing agreements, the FDIC will reimburse the Bank for 80 percent of net losses on covered assets. The term for loss sharing on residential real estate loans is ten years, while the term for loss sharing on non-residential real estate loans is five years in respect to losses and eight years in respect to loss recoveries. As a result of the loss sharing agreements with the FDIC, the Bank recorded a receivable of $51,555,999 at the time of acquisition. As of September 30, 2012, the Bank has submitted $47,316,518 in net cumulative losses to the FDIC under the loss-sharing agreements of which $37,853,214 is reimbursable.

The loss share agreements include a true-up payment in the event FNB’s losses do not reach the FDIC’s total intrinsic loss estimate, as defined in the loss sharing agreement, of $59,483,125. On September 9, 2021, the true-up measurement date, CharterBank is required to make a true-up payment to the FDIC equal to 50 percent of the excess, if any, of the following calculation: A-(B+C+D), where (A) equals 20 percent of the Total Intrinsic Loss Estimate, or $11,896,625; (B) equals 20 percent of the Net Loss Amount; (C) equals 25 percent of the asset (discount) bid, or ($7,000,000); and (D) equals 3.5 percent of total Shared Loss Assets at Bank Closing or $7,380,467. Current loss estimates indicate that no true-up payment will be paid to the FDIC. The FDIC assisted acquisitions of Neighborhood Community Bank (NCB”) and McIntosh Commercial Bank (“MCB”) are not subject to true-up payments.

The acquisition of FNB was accounted for under the acquisition method of accounting. The statement of net assets acquired and the resulting acquisition date purchase gain is presented in the following table. As explained in the explanatory notes that accompany the following table, the purchased assets, assumed liabilities and identifiable intangible assets were recorded at the acquisition date fair value. Fair values are preliminary and subject to refinement for up to one year after the closing date of the acquisition as additional information regarding the closing date fair values become available.

Noninterest income includes a pre-tax gain on acquisition of $1,095,003 for the year ended September 30, 2011. The amount of the gain is equal to the excess of the fair value of the recorded assets over the fair value of liabilities assumed.

The following table shows adjustments to the fair value of the assets and liabilities acquired and the resulting gain from the FNB acquisition as of September 9, 2011.

	As recorded by FNB		Fair value adjustments		As recorded by CharterBank
Assets
Cash and due from banks	$25,689,080		$23,637,211	(a)	$49,326,291
FHLB and FRB stock	993,612		—		993,612
Investment securities available for sale	13,002,568		(97,407	)(b)	12,905,161
Loans, net of unearned income	185,927,300		(61,459,964	)(c)	124,467,336
Other real estate owned	24,943,178		(17,387,076	)(d)	7,556,102
FDIC receivable for loss sharing agreements	—		51,555,999	(e)	51,555,999
Core deposit intangible	—		1,134,697	(f)	1,134,697
Other assets	1,291,037		(251,246	)(g)	1,039,791

Total assets acquired	$251,846,775		$(2,867,786)		$248,978,989

Liabilities
Deposits	244,715,032		—		244,715,032
Deferred tax liability	—		420,919	(j)	420,919
Other liabilities	2,768,954		400,000	(i)	3,168,954

Total liabilities assumed	247,483,986		820,919		248,304,905

Excess of assets acquired over liabilities assumed	$4,362,789	(h)

Aggregate fair value adjustments			$(3,688,705)

Net assets of FNB acquired					$674,084

Explanation of fair value adjustments

(a) – Adjustment reflects the initial wire received from the FDIC adjusted for overpayment by the FDIC on the acquisition date.

(b) – Adjustment reflects fair value adjustments based on the Bank’s evaluation of the acquired investment securities portfolio.

(c) – Adjustment reflects fair value adjustments based on the Bank’s evaluation of the acquired loan portfolio. The fair value adjustment includes adjustments for estimated credit losses, liquidity and servicing costs.

(d) – Adjustment reflects the estimated other real estate owned losses based on the Bank’s evaluation of the acquired other real estate owned portfolio.

(e) – Adjustment reflects the estimated fair value of payments the Bank will receive from the FDIC under loss sharing agreements. The receivable was recorded at present value of the estimated cash flows using an average discount rate of approximately two percent.

(f) – Adjustment reflects fair value adjustments to record the estimated core deposit intangible.

(g) – Adjustment reflects fair value adjustments to record certain other assets acquired in this transaction.

(h) – Amount represents the excess of assets acquired over liabilities assumed and since the asset discount bid by CharterBank of $28 million exceeded this amount, the difference resulted in a cash settlement with the FDIC on the acquisition date.

(i) – Adjustment reflects fair value adjustments to record certain other liabilities in this transaction.

(j) – Adjustment reflects differences between the financial statement and tax bases of assets acquired and liabilities assumed.

Results of operations for FNB prior to the acquisition date are not included in the income statement for the year ended September 30, 2011. Due to the significant amount of fair value adjustments, the resulting accretion of those fair value adjustments and the protection resulting from the FDIC loss sharing agreements, historical results of FNB are not relevant to the Bank’s results of operations. Therefore, no pro forma information is presented.

Accounting standards prohibit carrying over an allowance for loan losses for impaired loans purchased in the FNB FDIC-assisted acquisition transaction. On the acquisition date, the preliminary estimate of the contractually required principal payments receivable for all impaired loans acquired in the FNB acquisition were $121,640,137 and the estimated fair value of the loans were $57,815,980. At such date, the Company established a credit risk related non-accretable discount (a discount representing amounts which are not expected to be collected from the customer nor liquidation of collateral) of $52,620,752 relating to these impaired loans, reflected in the recorded net fair value. Such amount is reflected as a non-accretable fair value adjustment to loans and a portion is also reflected in a receivable from the FDIC. The Company further estimated the timing and amount of expected cash flows in excess of the estimated fair value and established an accretable discount of $11,203,405 on the acquisition date relating to these impaired loans.

On the acquisition date, the preliminary estimate of the contractually required principal payments receivable for all other loans acquired in the acquisition was $64,287,163 and the estimated fair value of the loans were $63,647,526. In its estimate of cash flows for such loans, the Company also recorded an accretable discount of $639,637 relating to these other loans which will be recognized as interest income utilizing the level yield method over the life of the loans, representing periods up to sixty months.

At the time of acquisition, the Company also recorded a net FDIC receivable of $51,555,999, representing FDIC indemnification under loss sharing agreements for covered loans and other real estate.